Property, Plant and Equipment (Details) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	$ 23,121,912	$ 31,225,604
Less: Accumulated depreciation and amortization	(20,160,336)	(26,344,562)
Property Plant And Equipment Excluding Construction In Progress, Total	2,961,576	4,881,042
Capital work-in-progress	609,646	899,130
Property, plant and equipment-net	3,571,222	5,780,172
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	367,004	473,115
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	17,673,543	25,966,628
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	275,013	405,394
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	251,362	281,016
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	444,467	646,925
Website Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment - at cost	$ 4,110,523	$ 3,452,526